Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226

Supplement dated December 16, 2022
to the

RiverNorth Enhanced Pre-Merger SPAC ETF (the “Fund”)

Prospectus, Summary Prospectus and
Statement of Additional Information dated June 30, 2022

Effective December 30, 2022, the Fund will transfer its primary listing to Cboe BZX Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. All references in the Fund’s Summary Prospectus, Prospectus, and SAI to the Fund’s shares being listed on the NYSE Arca, Inc. will be hereby changed to refer to Cboe BZX Exchange, Inc.

Please retain this Supplement with your Summary Prospectus,
Prospectus, and SAI for future reference.